Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Inventories [Abstract]
Work in progress	$ 1,145	$ 1,018
Raw materials and supplies	681	649
Inventory reserves	(140)	(90)
Total	$ 1,686	$ 1,577